GOODWILL (Details) - CAD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill recognized from acquisition of Motif and CPL	$ 52,524	$ 52,524	$ 0
Percentage of decline in forecasted cash flows resulting in carrying amount exceeding recoverable amount	8.00%	8.00%
Discount rate applied to cash flow projections	16.80%	16.80%
Discount rate applied to cash flow projections, net of increase (decrease)	18.00%	18.00%
Increase (decrease) in discount rate applied to cash flow projections	1.90%	1.90%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Percentage of decline in terminal growth by which unit's carrying amount exceeds recoverable amount	1.60%	1.60%
Motif
Disclosure of reconciliation of changes in goodwill [line items]
Proportion of ownership interest in Motif and CPL		100.00%
CPL
Disclosure of reconciliation of changes in goodwill [line items]
Proportion of ownership interest in Motif and CPL		100.00%
Motif And CPL
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill recognized from acquisition of Motif and CPL	$ 52,524	$ 52,524
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets, impairment test, forecast period	4 years
Amount by which unit's recoverable amount exceeds its carrying amount	$ 28,900	$ 28,900